Expense Example	Mar. 14, 2025 USD ($)
Leverage Shares 2X Long LLY Daily ETF | Leverage Shares 2X Long LLY Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NVO Daily ETF | Leverage Shares 2X Long NVO Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ABBV Daily ETF | Leverage Shares 2X Long ABBV Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long LMT Daily ETF | Leverage Shares 2X Long LMT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long RTX Daily ETF | Leverage Shares 2X Long RTX Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long QCOM Daily ETF | Leverage Shares 2X Long QCOM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long XYZ Daily ETF | Leverage Shares 2X Long XYZ Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long HOOD Daily ETF | Leverage Shares 2X Long HOOD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long PYPL Daily ETF | Leverage Shares 2X Long PYPL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long IONQ Daily ETF | Leverage Shares 2X Long IONQ Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AVGO Daily ETF | Leverage Shares 2X Long AVGO Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long PANW Daily ETF | Leverage Shares 2X Long PANW Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CRWD Daily ETF | Leverage Shares 2X Long CRWD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long PLTR Daily ETF | Leverage Shares 2X Long PLTR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ADBE Daily ETF | Leverage Shares 2X Long ADBE Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BABA Daily ETF | Leverage Shares 2X Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long MRVL Daily ETF | Leverage Shares 2X Long MRVL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AMZN Daily ETF | Leverage Shares 2X Long AMZN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long UBER Daily ETF | Leverage Shares 2X Long UBER Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CRM Daily ETF | Leverage Shares 2X Long CRM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CMG Daily ETF | Leverage Shares 2X Long CMG Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long AAL Daily ETF | Leverage Shares 2X Long AAL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242